                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9-30-08

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN      11-14-08
[Signature]                [City, State]      [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 19
 Form 13F Information Table Value Total: $630,137
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                               as of Sept. 30, 2008

COLUMN 1                          COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5   COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ------------------- --------- --------- ----------- ---------- -------- -----------------------
                                                                                                        VOTING AUTHORITY
                                                            VALUE    SHARES OR  INVESTMENT   OTHER  -----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000)    PRIN AMT  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------------------- ------------------- --------- --------- ----------- ---------- -------- ----------- ------ ----
AEP INDS INC                COM                 001031103  $  8,148     407,401    SOLE                 407,401    0    0
AMERICREDIT CORP            NOTE 1.75% 11/15/23 03060RAM3  $ 20,039 $20,500,000    SOLE             $20,500,000    0    0
AMERICREDIT CORP            NOTE .75% 9/15/11   03060RAP6  $  5,490 $ 9,000,000    SOLE             $ 9,000,000    0    0
AMERICREDIT CORP            NOTE 2.125% 9/15/13 03060RAR2  $ 25,875 $45,000,000    SOLE             $45,000,000    0    0
BRITANNIA BULK HOLDINGS INC COM                 Y0971E107  $  1,084     200,000    SOLE                 200,000    0    0
CENTURY ALUM CO             COM                 156431108  $  2,769     100,000    SOLE                 100,000    0    0
DYNEGY INC DEL              CL A                26817G102  $ 27,149   7,583,600    SOLE               7,583,600    0    0
ENERGY XXI (BERMUDA) LTD    COM SHS             G10082108  $  1,520     500,000    SOLE                 500,000    0    0
GASTAR EXPL LTD             COM                 367299104  $  8,534   6,564,899    SOLE               6,564,899    0    0
HUNTSMAN CORP               COM                 447011107  $ 31,185   2,475,000    SOLE               2,475,000    0    0
LINN ENERGY LLC             UNIT LTD LIAB       536020100  $  5,481     358,209    SOLE                 358,209    0    0
MAGUIRE PPTYS INC           COM                 559775101  $  2,004     336,300    SOLE                 336,300    0    0
MERRILL LYNCH & CO INC      COM                 590188108  $    506      20,000    SOLE                  20,000    0    0
MUELLER WTR PRODS INC       COM SER B           624758207  $  7,800   1,200,000    SOLE               1,200,000    0    0
NRG ENERGY INC              COM NEW             629377508  $  9,900     400,000    SOLE                 400,000    0    0
NORTHWEST AIRLS CORP        COM                 667280408  $177,712  19,680,217    SOLE              19,680,217    0    0
OWENS CORNING NEW           COM                 690742101  $257,290  10,760,757    SOLE              10,760,757    0    0
PAETEC HOLDING CORP         COM                 695459107  $ 30,273  14,080,643    SOLE              14,080,643    0    0
RIVIERA HLDGS CORP          COM                 769627100  $  7,377   1,003,700    SOLE               1,003,700    0    0
                                                           --------
                                                           $630,137
                                                           ========